May 31, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

Re:    AXP Selected Series, Inc.
       Post-Effective Amendment No. 43
       File No. 2-93745/811-4132

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on May 26, 2005.

If you have any questions regarding this filing, please contact either me at
(612) 671-4321 or Anna Butskaya at (612) 671-4993.

Sincerely,




/s/ Christopher O. Petersen
-----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation